Shareholders' Equity Outstanding Warrants by Exercise Price Range (Details) (USD $)	Dec. 31, 2011
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	37,389,825
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.9
Warrants Outstanding, Weighted Average Exercise Price	$ 2.35
Warrants and Rights Exercisable	35,931,825
Warrants Exercisable, Weighted Average Remaining Contractual Term	3.8
Warrants Exercisable, Weighted Average Exercise Price	$ 2.24
$0.56 - $1.45 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	11,263,500
Warrants Outstanding, Weighted Average Remaining Contractual Term	4.5
Warrants Outstanding, Weighted Average Exercise Price	$ 1.42
Warrants and Rights Exercisable	10,805,500
Warrants Exercisable, Weighted Average Remaining Contractual Term	4.5
Warrants Exercisable, Weighted Average Exercise Price	$ 1.44
$1.46 - $2.10 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	7,933,635
Warrants Outstanding, Weighted Average Remaining Contractual Term	4
Warrants Outstanding, Weighted Average Exercise Price	$ 1.75
Warrants and Rights Exercisable	7,933,635
Warrants Exercisable, Weighted Average Remaining Contractual Term	4
Warrants Exercisable, Weighted Average Exercise Price	$ 1.75
$2.11 - $2.53 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	13,032,512
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.3
Warrants Outstanding, Weighted Average Exercise Price	$ 2.50
Warrants and Rights Exercisable	13,032,512
Warrants Exercisable, Weighted Average Remaining Contractual Term	3.3
Warrants Exercisable, Weighted Average Exercise Price	$ 2.50
$2.54 - $5.99 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	2,929,928
Warrants Outstanding, Weighted Average Remaining Contractual Term	4.5
Warrants Outstanding, Weighted Average Exercise Price	$ 3.73
Warrants and Rights Exercisable	2,929,928
Warrants Exercisable, Weighted Average Remaining Contractual Term	4.5
Warrants Exercisable, Weighted Average Exercise Price	$ 3.73
$6.00 - $7.00 [Member]
Warrants Outstanding by Exercise Price Range [Line Items]
Warrants and Rights Outstanding	2,230,250
Warrants Outstanding, Weighted Average Remaining Contractual Term	3.4
Warrants Outstanding, Weighted Average Exercise Price	$ 6.51
Warrants and Rights Exercisable	1,230,250
Warrants Exercisable, Weighted Average Remaining Contractual Term	1.2
Warrants Exercisable, Weighted Average Exercise Price	$ 6.11